Subsequent Events (Details) - Subsequent Events	Jul. 22, 2022 USD ($) installment	Aug. 09, 2022 USD ($)
Facility Agreement | Convertible Notes
Subsequent Events
Principal amount of notes issued		$ 110,000,000
Interest rate (as a percent)		4.00%
Parikh Practice Acquisition
Subsequent Events
Fair value of total consideration transferred	$ 2,000,000
Cash consideration	$ 1,600,000
Number of installments | installment	2